Label	Element	Value
Frontier Phocas Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Frontier Phocas Small Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Frontier Phocas Small Cap Value Fund (the “Fund”) is long-term total investment return through capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 31, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During its most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Effective July 1, 2018, the management fee was reduced by 0.15% to 0.85%. Therefore, the “Total Annual Fund Operating Expenses” figure does not correlate to the Institutional Class’ “Ratio of expenses to average net assets before waivers and reimbursements” figure for the Institutional Class in the Financial Highlights section of this Prospectus. Further, the “Total Annual Fund Operating Expenses” and the “Total Annual Fund Operating Expenses After Fee Waiver” figures for the Service Class do not correlate to the Service Class’ “Ratio of expenses to average net assets” figures in the Financial Highlights section of this Prospectus because the Service Class shares did not accrue any shareholder servicing fees during the fiscal year ended June 30, 2018.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets in shares of common stock of small-capitalization companies, consistent with companies within the Russell 2000® Value Index. As of September 30, 2018, the largest market capitalization of a company in the Russell 2000® Value Index was $6.005 billion and the weighted average market capitalization was $2.154 billion. The Fund also invests in Real Estate Investment Trusts (“REITs”) as part of its principal investment strategy.

The Fund pursues its investment objective by investing in a diversified portfolio of small-capitalization securities selling at discounts to their fair value as assessed by the investment and research team of Phocas Financial Corporation (“Phocas”), the Fund’s subadviser.  Phocas will typically invest in 100 to 120 companies with initial weightings between 0.25% to 1.00% of the Fund’s total assets in order to have broad industry representation and reduce individual security risk within the Fund.  Financial services is a very large segment of the Fund’s benchmark and, as such, it may represent a significant weight of the portfolio, oftentimes exceeding 25% of the Fund’s net assets.  As a result, the Fund may have significant investments in the financial services sector.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risks.  The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline.  If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money.  Volatility in share price is an inherent characteristic of equity markets.  Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region.  Market volatility may have adverse effects on the Fund.

Common Stocks Risks.  Common stocks held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund’s share price.

Stock Selection Risks.  The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

REIT Risks.  A REIT’s share price may decline because of adverse developments affecting the underlying infrastructure industry, including changes to interest rates.  The returns of REITs may trail returns of the overall market.  The Fund’s investments in REITs may be subject to special tax rules, or a particular REIT may fail to qualify for the favorable federal income tax treatment applicable to REITs, the effect of which may have adverse tax consequences for the Fund and shareholders.  The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio managers to produce the desired results.

Small Capitalization Company Risks.  Securities of companies with small market capitalizations are often more volatile, less liquid and more susceptible to market pressures than larger companies.

Value Investing Risks.  The Fund invests primarily in value-style stocks, stocks whose prices Phocas believes are undervalued in relation to fundamental measures.  Value stocks may never increase in price or pay dividends as anticipated by Phocas, or may decline even further if the market fails to recognize the company’s value, if the factors that Phocas believes will increase the price do not occur or if a stock judged to be undervalued is actually appropriately priced.

Sector Emphasis Risks.  Although Phocas selects stocks based on their individual merits, some economic sectors will represent a larger portion of the Fund’s overall investment portfolio than other sectors.  Potential negative market or economic developments affecting one of the larger sectors could have a greater impact on the Fund than on a fund with fewer holdings in that sector.

Financial Services Sector Risks.  To the extent that the Fund invests a significant portion of its assets in the financial services sector, the Fund’s performance may be adversely affected by volatility in financial and credit markets.  Financial services companies (e.g., banks and insurance companies) are subject to extensive government regulation, interest rate risk, credit losses and price competition, among other factors.

Cybersecurity Risks.  Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached.  The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is the successor to the Phocas Small Cap Value Fund (the “Predecessor Fund”) pursuant to a reorganization that was completed on October 8, 2010.  Prior to this date, the Fund had no investment operations.  Accordingly, the performance and financial information for periods prior to October 8, 2010, is historical information for the Predecessor Fund.  The Fund has investment objectives, strategies and policies substantially similar to the Predecessor Fund, which was advised by Phocas, the current subadviser to the Fund.  The Predecessor Fund was subject to different expenses than the Institutional Class shares offered by this prospectus.  Accordingly, the performance for the Predecessor Fund may differ from that of the Fund.

The return information provided in the following bar chart and table illustrates how the performance of the Fund can vary from year to year, which is one indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year, while the table compares the average annual total returns of the Fund to a broad measure of market performance.  Please keep in mind that the Fund’s past performance (before and after taxes) does not necessarily represent how it will perform in the future.  Updated performance data is available on the Company’s website at www.frontiermutualfunds.com or by calling toll-free to 1-888-825-2100.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The return information provided in the following bar chart and table illustrates how the performance of the Fund can vary from year to year, which is one indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-825-2100
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.frontiermutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please keep in mind that the Fund’s past performance (before and after taxes) does not necessarily represent how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares(1)
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

(1)         Returns for calendar years 2008-2009 and for the period from January 1, 2010, to October 7, 2010, reflect the performance of the Predecessor Fund.  Returns for the period from October 8, 2010, to October 31, 2012, reflect the performance of the Class L shares of the Fund.  Effective November 1, 2012, the Class L shares were redesignated as Institutional Class shares.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s return from January 1, 2018, through September 30, 2018, was 3.92%.

Best and Worst Quarterly Performance (during the periods shown above)

Best Quarter Return	Worst Quarter Return

22.69% (3rd quarter, 2009)	(20.11)% (3rd quarter, 2011)

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s return from January 1, 2018, through September 30, 2018
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.11%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (“IRA”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Institutional Class shares, and the after-tax returns for Service Class shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are shown only for Institutional Class shares, and the after-tax returns for Service Class shares will vary.  After-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (“IRA”).  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2017)
Frontier Phocas Small Cap Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Redemption Fee	rr_RedemptionFee	$ (15.00)
Management Fees	rr_ManagementFeesOverAssets	0.85%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Additional Other Expenses	rr_Component3OtherExpensesOverAssets	0.53%
Total Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.95%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	350
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	671
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,581
Annual Return 2008	rr_AnnualReturn2008	(24.68%)
Annual Return 2009	rr_AnnualReturn2009	24.29%
Annual Return 2010	rr_AnnualReturn2010	29.94%
Annual Return 2011	rr_AnnualReturn2011	(5.99%)
Annual Return 2012	rr_AnnualReturn2012	9.75%
Annual Return 2013	rr_AnnualReturn2013	45.63%
Annual Return 2014	rr_AnnualReturn2014	7.19%
Annual Return 2015	rr_AnnualReturn2015	(4.35%)
Annual Return 2016	rr_AnnualReturn2016	23.31%
Annual Return 2017	rr_AnnualReturn2017	8.17%
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.17%	[3]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.77%	[3]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.59%	[3]
Frontier Phocas Small Cap Value Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.74%	[3]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.49%	[3]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.94%	[3]
Frontier Phocas Small Cap Value Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.44%	[3]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.66%	[3]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.78%	[3]
Frontier Phocas Small Cap Value Fund | Institutional Class | Russell 2000® Value Index (reflects no deductions for fees or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Value Index (reflects no deductions for fees or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.01%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.17%
Frontier Phocas Small Cap Value Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Redemption Fee	rr_RedemptionFee	$ (15.00)
Management Fees	rr_ManagementFeesOverAssets	0.85%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.15%
Additional Other Expenses	rr_Component3OtherExpensesOverAssets	492.01%
Total Other Expenses	rr_OtherExpensesOverAssets	492.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	493.01%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(491.91%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.10%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112	[4]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	350	[4]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	606	[4]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,340	[4]
Label	rr_AverageAnnualReturnLabel	Service Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.89%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	15.73%	[5]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 15, 2016
Frontier Phocas Small Cap Value Fund | Service Class | Russell 2000® Value Index (reflects no deductions for fees or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Value Index (reflects no deductions for fees or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	18.24%	[5]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 15, 2016

[1]	Effective July 1, 2018, the management fee was reduced by 0.15% to 0.85%. Therefore, the "Total Annual Fund Operating Expenses" figure does not correlate to the Institutional Class' "Ratio of expenses to average net assets before waivers and reimbursements" figure for the Institutional Class in the Financial Highlights section of this Prospectus. Further, the "Total Annual Fund Operating Expenses" and the "Total Annual Fund Operating Expenses After Fee Waiver" figures for the Service Class do not correlate to the Service Class' "Ratio of expenses to average net assets" figures in the Financial Highlights section of this Prospectus because the Service Class shares did not accrue any shareholder servicing fees during the fiscal year ended June 30, 2018.
[2]	Pursuant to an expense cap agreement between Frontegra Asset Management, Inc. ("Frontegra"), the Fund's investment adviser, and the Fund, Frontegra has contractually agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses ("AFFE") and extraordinary expenses) do not exceed 0.95% and 1.10% of the Fund's average daily net assets attributable to the Institutional Class and Service Class shares, respectively. Frontegra is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the date of the waiver or expense payment if such reimbursement will not cause the Fund to exceed the lesser of: (a) the expense limitation in place at the time of the waiver and/or expense payment; or (b) the expense limitation in place at the time of the recoupment. The expense cap agreement will continue in effect until October 31, 2020, with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal. The current expense cap agreement can be terminated only by, or with the consent of, the Board of Directors of the Company.
[3]	Fund returns for the period from January 1, 2008 to October 7, 2010, reflect the performance of the Predecessor Fund. Fund returns for the period from October 8, 2010, to October 31, 2012, reflect the performance of the Class L shares of the Fund. Effective November 1, 2012, the Class L shares were redesignated as Institutional Class shares.
[4]	The contractual expense cap of 1.10% was used to calculate the Expense Example throughout the 10 years due to the small size of the Service Class shares as of June 30, 2018.
[5]	On July 15, 2016, the Service Class shares commenced operations.